Summary of Platform Development Costs (Details) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Net platform development	$ 9,265	$ 10,330	$ 9,299
Platform development	127,663	126,341	104,198
Less accumulated amortization	83,452	67,371	46,842
Net platform development	44,211	58,970	57,356
Platform Development [Member]
Platform development	25,017	21,493
Less accumulated amortization	(15,752)	(11,163)
Net platform development	$ 9,265	10,330
Platform Development [Member]
Platform development		21,493	21,997
Less accumulated amortization		$ (11,163)	$ (12,698)